8. Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets [Abstract]
Allowance for loan loss	$ 1,862	$ 2,321
Previous Years AMT	802	802
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	9,420	9,125
Net unrealized loss on securities available-for-sale	0	430
Deferred tax assets	12,086	12,729
Deferred tax liability [Abstract]
Depreciation	(342)	(285)
Net unrealized gain on securities available for sale	(49)	0
Deferred tax liability	(342)	(285)
Deferred Tax Asset Valuation Allowance	(1,000)	(2,000)
Net deferred tax assets	$ 10,744	$ 10,444